Document and Entity Information	9 Months Ended
Sep. 30, 2020
Cover [Abstract]
Entity Registrant Name	North American Nickel Inc.
Entity Central Index Key	0000795800
Document Type	6-K
Document Period End Date	Sep. 30, 2020
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2020